Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible assets
Balance at beginning of year	€ 146.4	€ 146.4
Balance at end of year	146.4	146.4	€ 146.4
Landing rights
Intangible assets
Balance at beginning of year	146.4	146.4	146.4
Acquisition through business combination (note 4)	0.0	0.0	0.0
Balance at end of year	146.4	146.4	146.4
Impairment of intangible assets	€ 0.0	€ 0.0	€ 0.0
Discounted cash-flow projections period	20 years
Estimated discount rate applicable	12.00%	9.00%	11.00%